UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	May 15, 2009

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $1,443,160 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos Inc.         COM              03070Q101    15057  1196882 SH       DEFINED 01                     1196882
AutoNation Inc.                COM              05329W102    37984  2736632 SH       DEFINED 01               8000  2728632
Avatar Holdings Inc.           COM              053494100     5890   393179 SH       DEFINED 01              44800   348379
Avid Technology Inc.           COM              05367P100    18600  2034994 SH       DEFINED 01              16300  2018694
Bank of Hawaii Corp.           COM              062540109    27233   825751 SH       DEFINED 01               7900   817851
Berkshire Hills Bancorp Inc.   COM              084680107     2463   107439 SH       DEFINED 01                      107439
Bio-Rad Laboratories Inc. CL A COM              090572207     5999    91033 SH       DEFINED 01                       91033
Boyd Gaming Corp.              COM              103304101    10971  2941335 SH       DEFINED 01              48500  2892835
Broadridge Financial Solutions COM              11133T103     3163   169974 SH       DEFINED 01                      169974
Brookline Bancorp Inc.         COM              11373M107     4426   465849 SH       DEFINED 01                      465849
CA, Inc.                       COM              12673P105   152002  8631557 SH       DEFINED 01             942166  7689391
Center Bancorp Inc.            COM              151408101     1096   151806 SH       DEFINED 01                      151806
Cymer Inc                      COM              232572107    13452   604310 SH       DEFINED 01               7300   597010
Diamonds Trust - Unit Series 1 COM              252787106      265     3500 SH       DEFINED 01                        3500
Dover Downs Gaming & Entmt.    COM              260095104     4537  1477700 SH       DEFINED 01                     1477700
Dundee Corp. CL A              COM              264901109    17601  4317746 SH       DEFINED 01             537900  3779846
Eastman Kodak Co.              COM              277461109    24102  6342676 SH       DEFINED 01             483900  5858776
Electro Rent Corp.             COM              285218103    13561  1406747 SH       DEFINED 01             865401   541346
Electronics for Imaging Inc.   COM              286082102      892    90978 SH       DEFINED 01                       90978
Elmira Savings Bank FSB        COM              289660102      173    16121 SH       DEFINED 01                       16121
First Citizens Bancshares Inc. COM              31946M103     7435    56410 SH       DEFINED 01                       56410
First Defiance Financial Corp. COM              32006W106      919   151138 SH       DEFINED 01                      151138
First Financial Holdings Inc.  COM              320239106     2328   304327 SH       DEFINED 01               6200   298127
Forest City Enterprises Inc. C COM              345550107     2613   725700 SH       DEFINED 01                      725700
GAMCO Investors Inc.           COM              361438104     1203    36840 SH       DEFINED 01                       36840
Glacier Bancorp Inc.           COM              37637Q105    12761   812263 SH       DEFINED 01                      812263
Health Management Assoc. Inc.  COM              421933102    22505  8722923 SH       DEFINED 01             544200  8178723
Hearst-Argyle Television Inc.  COM              422317107    22008  5290296 SH       DEFINED 01             199626  5090670
Hewlett-Packard Co.            COM              428236103   109452  3413974 SH       DEFINED 01             337800  3076174
IShares S&P 500 Value          COM              464287408      212     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107     5479   716257 SH       DEFINED 01                      716257
Independent Bank Corp.-MA      COM              453836108     5476   371277 SH       DEFINED 01              11200   360077
International Business Machine COM              459200101     8220    84835 SH       DEFINED 01                       84835
International Game Technology  COM              459902102    58204  6312755 SH       DEFINED 01             235493  6077262
John Wiley & Sons Inc. CL A    COM              968223206    68788  2309884 SH       DEFINED 01              75700  2234184
MGM Mirage                     COM              552953101     9554  4100327 SH       DEFINED 01             326299  3774028
Marcus Corp.                   COM              566330106    15283  1798017 SH       DEFINED 01              53487  1744530
Mentor Graphics Corp.          COM              587200106    21455  4832266 SH       DEFINED 01             811300  4020966
MicroStrategy Inc              COM              594972408     1443    42200 SH       DEFINED 01              42200
Mine Safety Appliances Co.     COM              602720104    20805  1039197 SH       DEFINED 01              98300   940897
Motorola Inc.                  COM              620076109    48648 11500596 SH       DEFINED 01             814400 10686196
MutualFirst Financial Inc.     COM              62845B104      635   132379 SH       DEFINED 01                      132379
Newport Corp.                  COM              651824104     5937  1343306 SH       DEFINED 01              46700  1296606
Northern Trust Corp.           COM              665859104    68507  1145225 SH       DEFINED 01               1700  1143525
Novellus Systems Inc.          COM              670008101    53161  3196717 SH       DEFINED 01             337526  2859191
OceanFirst Financial Corp.     COM              675234108     1011    98883 SH       DEFINED 01               4300    94583
Oppenheimer Holdings Inc.      COM              683797104     6781   679468 SH       DEFINED 01             129304   550164
Pope Resources LP              COM              732857107    10773   531980 SH       DEFINED 01             268461   263519
Progress Software Corp.        COM              743312100     7327   422083 SH       DEFINED 01                      422083
Provident New York Bancorp     COM              744028101     1619   189360 SH       DEFINED 01                      189360
Qualcomm Inc.                  COM              747525103    22991   590887 SH       DEFINED 01             171700   419187
Quantum Corp.                  COM              747906204    19857 29636936 SH       DEFINED 01            9492200 20144736
Quest Software                 COM              74834T103     3918   309000 SH       DEFINED 01             309000
Raymond James Financial Inc.   COM              754730109    64653  3281896 SH       DEFINED 01              71237  3210659
Royal Caribbean Cruises Ltd    COM              V7780T103    47432  5921637 SH       DEFINED 01             203700  5717937
Russell 2000 Value Index I sha COM              464287630      219     5550 SH       DEFINED 01                        5550
Seacoast Banking Corp. of Flor COM              811707306     1106   365050 SH       DEFINED 01               8200   356850
Sotheby's                      COM              835898107    30498  3388680 SH       DEFINED 01              33400  3355280
Sprint Nextel Corporation      COM              852061100    55186 15458232 SH       DEFINED 01             872900 14585332
Suffolk Bancorp                COM              864739107     8309   319691 SH       DEFINED 01              71887   247804
Sun Bancorp Inc.-NJ            COM              86663B102     1938   373442 SH       DEFINED 01                      373442
Symantec Corp.                 COM              871503108    97184  6504975 SH       DEFINED 01             779744  5725231
TF Financial Corp.             COM              872391107     1299    71392 SH       DEFINED 01                       71392
Tibco Software Inc.            COM              88632Q103    24608  4192110 SH       DEFINED 01             521300  3670810
Triumph Group Inc.             COM              896818101    13435   351702 SH       DEFINED 01              43300   308402
Universal Health Services Inc. COM              913903100    36799   959795 SH       DEFINED 01              31700   928095
WSFS Financial Corp.           COM              929328102     3481   155680 SH       DEFINED 01                      155680
West Pharmaceutical Services I COM              955306105    10946   333623 SH       DEFINED 01              21200   312423
Whitney Holding Corp.          COM              966612103    16132  1408875 SH       DEFINED 01             115299  1293576
Windstream Corp.               COM              97381W104    23161  2873609 SH       DEFINED 01             253632  2619977